UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:               December 31, 2003
                                                            -------------------

Check here if Amendment: |_|;                        Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Caldwell & Orkin, Inc.
Address:  Suite 150
          6200 The Corners Parkway
          Norcross, Georgia  30092


Form 13F File Number: 28-   2699
                        --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael B. Orkin
Title:    CEO
Phone:    (678) 533-7850

Signature, Place, and Date of Signing:

                             Norcross, Georgia              February 4, 2004
---------------------    ----------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


    None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1
                                        -------------

Form 13F Information Table Entry Total:     104
                                        -------------

Form 13F Information Table Value Total: $   209,504
                                        -------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

 1        28-3468                       C & O Funds Advisor, Inc.
 -        -------                       -------------------------


[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


                                                                         PAGE  1

                                                               FORM 13F INFORMATION TABLE

                                                              VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP      (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS     SOLE    SHARED    NONE
        --------------          --------------    -----      ----------------  ---------------- --------     ----    ------    ----

3COM CORP COM                   COM              885535104       2601   318300   SH        Sole                318300
4KIDS ENTERTAINMENT, INC.       COM              350865101       1127    43300   SH        Sole                 43300
ABBOTT LABORATORIES             COM              002824100        221     4740   SH        Sole                  4740
AEROPOSTALE, INC.               COM              007865108        957    34900   SH        Sole                 34900
ALLSTATE CORP.                  COM              020002101        344     8000   SH        Sole                  8000
AMERICA MOVIL-ADR               COM              02364w105       2280    83400   SH        Sole                 83400
AMERICAN EXPRESS CO.            COM              025816109       2380    49350   SH        Sole                 49350
AMERITRADE HLDG CORP            COM              03074k100       5037   357000   SH        Sole                357000
ANDREW CORP                     COM              034425108       1565   135000   SH        Sole                135000
ANGIOTECH PHARMACEUTICALS       COM              034918102       1106    24100   SH        Sole                 24100
ANN TAYLOR STORES               COM              036115103       2207    56600   SH        Sole                 56600
APACHE CORP                     COM              037411105        271     3340   SH        Sole                  3340
ARGOSY GAMING CO.               COM              040228108        260    10000   SH        Sole                 10000
AUTOBYTEL.COM                   COM              05275n106        312    34300   SH        Sole                 34300
BEBE STORES, INC.               COM              075571109       5266   202600   SH        Sole                202600
BERKSHIRE HATHAWAY CL.B         COM              084670207       7882     2800   SH        Sole                  2800
BEST BUY COMPANY, INC.          COM              086516101       3202    61300   SH        Sole                 61300
BOSTON SCIENTIFIC CORP.         COM              101137107       1029    28000   SH        Sole                 28000
BURLINGTON NORTHERN SANTA FE    COM              12189t104       2397    74100   SH        Sole                 74100
CASELLA WASTE SYSTEMS           COM              147448104       1771   129400   SH        Sole                129400
CHICAGO BRIDGE & IRON-NY SHR    COM              167250109       3875   134100   SH        Sole                134100
CISCO SYS INC COM               COM              17275R102        242    10000   SH        Sole                 10000
COACH, INC.                     COM              189754104       3303    87500   SH        Sole                 87500
CORNING, INC.                   COM              219350105       3738   358400   SH        Sole                358400
COX COMMUNICATIONS INC          COM              224044107       4306   125000   SH        Sole                125000
CYBERSOURCE CORP.               COM              23251j106       1238   240000   SH        Sole                240000
DOVER CORP.                     COM              260003108       2997    75400   SH        Sole                 75400
DOWNEY FINANCIAL CORP.          COM              261018105        833    16900   SH        Sole                 16900
EATON CORP                      COM              278058102        355     3290   SH        Sole                  3290
ECHOSTAR COMMUNICATIONS         COM              278762109        585    17200   SH        Sole                 17200
ENDOLOGIX INC.                  COM              29266s106       1089   275600   SH        Sole                275600
ESPEED, INC.                    COM              296643109       1101    46900   SH        Sole                 46900
EVERGREEN RESOURCES, INC.       COM              299900308       1619    49800   SH        Sole                 49800
EXXON MOBIL CORP.               COM              30231G102        435    10608   SH        Sole                 10608
FINISAR CORPORATION             COM              31787a101       1773   566500   SH        Sole                566500
FOUNDRY NETWORKS                COM              35063r100        896    32800   SH        Sole                 32800
GENERAL ELECTRIC CO.            COM              369604103        229     7400   SH        Sole                  7400
GLAMIS GOLD LTD.                COM              376775102        337    19700   SH        Sole                 19700
GLOBAL PAYMENTS                 COM              37940x102        716    15200   SH        Sole                 15200
GLOBAL SANTAFE CORP.            COM              g3930e101       3715   149600   SH        Sole                149600
GOLAR LNG LTD.                  COM              g9456a100        956    67100   SH        Sole                 67100
GOLDEN WEST FINANCIAL           COM              381317106       6469    62690   SH        Sole                 62690
GREY WOLF INC COM               COM              397888108        752   201000   SH        Sole                201000
GUILFORD PHARMACEUTICALS        COM              401829106        595    87700   SH        Sole                 87700
HARSCO CORP.                    COM              415864107       1424    32500   SH        Sole                 32500
HOME DEPOT INC.                 COM              437076102       4117   116000   SH        Sole                116000
HONEYWELL INC                   COM              438516106       7472   223500   SH        Sole                223500
HUBBELL, INC.-B                 COM              443510201       2095    47500   SH        Sole                 47500
INFOCUS CORP.                   COM              45665b106        693    71600   SH        Sole                 71600
INKINE PHARMACEUTICAL           COM              457214104       1492   309000   SH        Sole                309000
INSTINET GROUP, INC.            COM              457750107        391    75900   SH        Sole                 75900
ISHARES MSCI JAPAN              COM              464286848       1246   129300   SH        Sole                129300
JOHNSON & JOHNSON               COM              478160104        310     6000   SH        Sole                  6000
JOY GLOBAL, INC.                COM              481165108        575    22000   SH        Sole                 22000
KNIGHTSBRIDGE TANKERS LTD       COM              g5299g106       1178    94100   SH        Sole                 94100
LIFETIME HOAN CORP.             COM              531926103       1421    84100   SH        Sole                 84100
LOCKHEED MARTIN                 COM              539830109        206     4000   SH        Sole                  4000
LONE STAR TECHNOLOGIES          COM              542312103        348    21800   SH        Sole                 21800
MARSH & MCLENNAN                COM              571748102       3151    65800   SH        Sole                 65800
MAVERICK TUBE CORP              COM              577914104       2220   115300   SH        Sole                115300
MEDAREX, INC.                   COM              583916101        885   142000   SH        Sole                142000
MICRO THERAPEUTICS INC.         COM              59500w100        610   189000   SH        Sole                189000
MICROSOFT CORP                  COM              594918104        547    20000   SH        Sole                 20000
MITSUBISHI TOKYO FINAN ADR      COM              606816106        894   114200   SH        Sole                114200
MURPHY OIL CORP.                COM              626717102        235     3600   SH        Sole                  3600
NABORS INDUSTRIES LTD.          COM              g6359f103       1037    25000   SH        Sole                 25000
NAVISTAR INTL CORP              COM              63934E108       4736    98900   SH        Sole                 98900
NEKTAR THERAPUTICS              COM              640268108       1633   120000   SH        Sole                120000
NEWMONT MINING CORP.            COM              651639106       3135    64500   SH        Sole                 64500
NISSAN MOTOR CO.                COM              654744408       1366    60800   SH        Sole                 60800
NORTEL NETWORKS CORP            COM              656568102       2815   665500   SH        Sole                665500
NS GROUP INC.                   COM              628916108        194    20000   SH        Sole                 20000
OM GROUP, INC.                  COM              670872100       1516    57900   SH        Sole                 57900
OPLINK COMMUNICATIONS           COM              68375q106        760   318100   SH        Sole                318100
OPTICAL COMM. PROD.             COM              68382t101        625   168900   SH        Sole                168900
PARKER HANNIFIN CORP            COM              701094104        328     5510   SH        Sole                  5510
PATTERSON ENERGY                COM              703481101       3346   101600   SH        Sole                101600
PEPCO HOLDINGS, INC.            COM              713291102        274    14000   SH        Sole                 14000
PETMED EXPRESS, INC.            COM              716382106        288    40000   SH        Sole                 40000
PHELPS DODGE CORP               COM              717265102        240     3150   SH        Sole                  3150
POWERWAVE                       COM              739363109       4063   525000   SH        Sole                525000
PPL CORP.                       COM              69351t106        350     8000   SH        Sole                  8000
PRAECIS PHARMACEUTICALS         COM              739421105       1197   185900   SH        Sole                185900
PRAXAIR INC                     COM              74005P104       2049    53640   SH        Sole                 53640
PRIORITY HEALTHCARE CORP-B      COM              74264t102       1654    68800   SH        Sole                 68800
REPUBLIC SERVICES               COM              760759100       3201   124900   SH        Sole                124900
S&P 500 DEPOSITARY RECEIPT      COM              78462f103      20592   185050   SH        Sole                185050
SAFLINK CORP.                   COM              786578302        276   103000   SH        Sole                103000
SIEBEL SYSTEMS, INC.            COM              826170102       2284   164100   SH        Sole                164100
SIERRA PACIFIC RESOURCES        COM              826428104       1353   184400   SH        Sole                184400
SIRIUS SATELLITE RADIO          COM              82966u103       1053   333200   SH        Sole                333200
ST. JOE COMPANY                 COM              790148100       2163    58000   SH        Sole                 58000
TEVA PHARMACEUTICAL ADR         COM              881624209        374     6600   SH        Sole                  6600
THOMAS & BETTS CORP.            COM              884315102       3205   140000   SH        Sole                140000
TIME WARNER, INC.               COM              887317105       7284   404900   SH        Sole                404900
UNITED HEALTHCARE CORP          COM              91324p102       7656   131600   SH        Sole                131600
VARIAN MEDICAL SYSTEMS          COM              92220p105       4118    59600   SH        Sole                 59600
VERITAS SOFTWARE CORP.          COM              923436109       1688    45600   SH        Sole                 45600
WALT DISNEY                     COM              254687106        257    11000   SH        Sole                 11000
WASHINGTON POST CL B            COM              939640108        356      450   SH        Sole                   450
WATSON PHARMACEUTICALS          COM              942683103       2208    48000   SH        Sole                 48000
WEB MD                          COM              94769m105       2768   307900   SH        Sole                307900
iSHARES S&P 500 INDEX FUND      COM              464287200        556     5000   SH        Sole                  5000
TYC CALLS 1/17/04 20.00         CALL             9021249ad        627      950   SH  CALL  Sole                   950

REPORT SUMMARY                             104 DATA RECORDS  209504        1  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

